Schedule of Investments (unaudited)
August 31, 2026
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 0.5%
Linde PLC	3,645	$ 1,784,519
Energy Equipment & Services — 6.4%
Aker Solutions ASA	383,206	1,776,851
Liberty Energy, Inc., Class A	69,836	1,376,468
Poseidon Concepts Corp.(a)(b)	35,081	—
SBM Offshore NV	108,014	4,418,704
Subsea 7 SA	205,194	7,572,002
TechnipFMC PLC	91,547	7,154,398
Tecnicas Reunidas SA(b)	79,688	2,440,203
		24,738,626
Oil, Gas & Consumable Fuels — 91.8%
Aker BP ASA	113,480	4,354,175
Cameco Corp. (CAD)	53,515	5,282,963
Canadian Natural Resources Ltd.	294,806	14,781,247
Cheniere Energy, Inc.	51,203	14,935,403
Chevron Corp.	217,994	44,937,283
ConocoPhillips	115,793	15,341,415
EQT Corp.	97,560	5,285,801
ExxonMobil Holdings Corp.	454,298	73,119,263
Gazprom PJSC(a)(b)	639,500	74
Gaztransport Et Technigaz SA	15,722	3,841,771
Kinder Morgan, Inc.	195,653	6,307,853
Kosmos Energy Ltd.(b)	535,733	1,532,196
Marathon Petroleum Corp.	41,666	15,554,751
Permian Resources Corp., Class A	328,073	7,640,820
Repsol SA	231,767	7,392,115
Shell PLC	807,384	36,991,286
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	197,003	$ 13,180,914
Targa Resources Corp.	53,953	15,843,299
TC Energy Corp.	166,805	10,444,344
TotalEnergies SE	276,782	24,388,363
Valero Energy Corp.	50,547	18,142,329
Venture Global, Inc., Class A	203,900	2,985,096
Williams Cos., Inc. (The)	179,764	13,491,288
		355,774,049
Total Long-Term Investments — 98.7% (Cost: $195,897,917)		382,297,194
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(c)(d)	3,997,588	3,997,588
Total Short-Term Securities — 1.0% (Cost: $3,997,588)		3,997,588
Total Investments — 99.7% (Cost: $199,895,505)		386,294,782
Other Assets Less Liabilities — 0.3%		1,213,275
Net Assets — 100.0%		$ 387,508,057

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,567,253	$ —	$ (569,665)(a)	$ —	$ —	$ 3,997,588	3,997,588	$ 31,199	$ —

(a)	Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 1,784,519	$ —	$ —	$ 1,784,519
Energy Equipment & Services	16,102,868	8,635,758	—	24,738,626
Oil, Gas & Consumable Fuels	278,806,265	76,967,710	74	355,774,049
Short-Term Securities
Money Market Funds	3,997,588	—	—	3,997,588
	$ 300,691,240	$ 85,603,468	$ 74	$ 386,294,782

Currency Abbreviation
CAD	Canadian Dollar